Other Liabilities (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Other Liabilities [Abstract]
Other Liabilities
Dollars in thousands	Advance #1	Advance #2	Advance #3	Total
Opening balance – January 1, 2018	$-	$-	$-	$-
Advance of outstanding amounts	399	965	1,050	2,414
2018 Payments	(429)	(256)	(102)	(787)
Rollover to Advance #3		(824)	824
Advance fixed fee	30	115	126	271
Closing Balance – December 31, 2018	-	-	1,899	1,899
Payments			(1,899)	(1,899)
Balance June 30, 2019	$-	$-	$-	$-